Mortgage Notes Payable Schedule Of Aggregate Principal Payments On Mortgage Notes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage Notes Payable [Abstract]
2014	$ 87,759
2015	26,182
2016	608,879
2017	2,821,750
2018	18,633
Thereafter	695,327
Total	4,258,530
Unamoritized balance of histroical fair value adjustments	191,204
Total carrying value of mortgage notes payable	$ 4,449,734	$ 3,102,485